Investment Properties - Summary of Investment Properties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 2,198,135	₩ 1,933,358
Acquisition	244,922	210,808
Disposal	(33,976)	(17,490)
Depreciation	(51,581)	(52,869)
Transfer from property and equipment	(47,030)	126,250
Transfer and others	(10,854)	(1,922)
Ending balance	2,299,616	2,198,135
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	2,922,705	2,596,204
Ending balance	3,036,828	2,922,705
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(724,570)	(662,846)
Ending balance	(737,212)	(724,570)
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	909,351	879,792
Acquisition	19,184	0
Disposal	(1,586)	(8,167)
Transfer from property and equipment	(24,429)	37,725
Transfer and others	(5,939)	1
Ending balance	896,581	909,351
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	910,919	881,360
Ending balance	898,149	910,919
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,568)	(1,568)
Ending balance	(1,568)	(1,568)
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,027,675	916,458
Acquisition	7,035	57,529
Disposal	(32,390)	(9,323)
Depreciation	(51,581)	(52,869)
Transfer from property and equipment	(21,442)	88,336
Transfer and others	856	27,544
Ending balance	930,153	1,027,675
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,750,677	1,577,736
Ending balance	1,665,797	1,750,677
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(723,002)	(661,278)
Ending balance	(735,644)	(723,002)
Investment property, construction-in-progress [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	261,109	137,108
Acquisition	218,703	153,279
Disposal	0	0
Transfer from property and equipment	(1,159)	189
Transfer and others	(5,771)	(29,467)
Ending balance	472,882	261,109
Investment property, construction-in-progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	261,109	137,108
Ending balance	₩ 472,882	₩ 261,109